RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS	12 Months Ended
Dec. 31, 2020
Disclosure of recently issued accounting pronouncements [Abstract]
RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS
NOTE 3 –   RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

 (1)   The following relevant new standards, amendments to standards or interpretations have been issued, and were effective for the first time for financial periods beginning on or after January 1, 2020:

Definition of Material - Amendments to IAS 1 and IAS 8

In October 2018, the IASB issued amendments to IAS 1 Presentation of Financial Statements and IAS 8 to align the definition of ‘material'. The new definition states that, ’Information is material if omitting, misstating or obscuring it could reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements, which provide financial information about a specific reporting entity. The new definition is effective for annual periods beginning on or after January 1, 2020. The application of the new definition did not have a material effect on the financial statements.

Covid-19-Related Rent Concessions – amendments to IFRS 16

In May 2020, the IASB amended IFRS 16 Leases which provides lessees with an option to treat qualifying rent concessions in the same way as they would if they were not lease modifications. This resulted in accounting for concessions received in an immaterial amount as variable lease payments in the period in which they are granted. The expedient was applied to all qualifying rent concessions.

(2)   The following new standards are not effective in 2020

Classifying liabilities as current or non-current

In January 2020, the IASB issued amendment to IAS 1 to specify the requirements for classifying liabilities as current or non-current. The amendments clarify: the definition of a right to defer a settlement, that a right to defer must exist at the end of the reporting period, that classification is unaffected by the likelihood that an entity will exercise its deferral right, that only if an embedded derivative in a convertible liability is itself an equity instrument would the terms of a liability not impact its classification. The amendment is effective for annual periods beginning on or after January 1, 2023. At this stage the Company cannot evaluate the effect of the amendment on the financial statements.